Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss from continuing operations	$ (238,955)	$ (265,310)
Less: Net loss attributable to non-controlling interest	(9,140)	(6,833)
Net loss from continuing operations attributable to Curaleaf Holdings, Inc.	(229,815)	(258,477)
Net loss from discontinued operations	(51,382)	(111,622)
Net loss attributable to Curaleaf Holdings, Inc.	$ (281,197)	$ (370,099)
Denominator:
Basic weighted-average common shares outstanding (in shares)	724,124,894	711,159,444
Effect of dilutive convertible debt (in shares)	4,282,600	0
Effect of dilutive contingent shares (in shares)	4,074,000	6,347,584
Pro forma diluted weighted-average common share outstanding (in shares)	744,074,443	728,926,708
Loss per share from continuing operations, net of loss attributable to non-controlling interest - basic (in dollars per share)	$ (0.32)	$ (0.36)
Loss per share from discontinued operations - basic (in dollars per share)	(0.07)	(0.16)
Loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	(0.39)	(0.52)
Loss per share from continuing operations, net of loss attributable to non-controlling interest - diluted (in dollars per share)	(0.32)	(0.36)
Loss per share from discontinued operations - diluted (in dollars per share)	(0.07)	(0.16)
Loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	$ (0.39)	$ (0.52)
Stock options
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)	7,771,793	9,327,248
Restricted stock units
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)	2,519,282	2,092,432
Performance stock units
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)	1,301,874	0